Operating Segment Results	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Operating Segment Results	Operating Segments Results
South Bow operates through three reportable segments: Keystone Pipeline System, Marketing, and Intra-Alberta & Other. These segments are aligned with the Company's internal management structure and represent distinct business operations which provide products and services within areas of operation.
The Keystone Pipeline System segment consists of the Company's primary liquid pipeline system which connects crude oil production in Hardisty, Alberta to key refining and demand markets in the U.S. Midwest and Gulf Coast. Revenue is primarily generated through committed contracts, whereby customers receive access to pipeline capacity and the transportation of crude oil in exchange for a committed monthly payment.
South Bow's Marketing business provides customers with a variety of crude oil marketing services, including transportation, storage, and logistics.
South Bow’s Intra-Alberta pipelines are comprised of the Grand Rapids Pipeline and White Spruce Pipeline, which provide crude oil transportation from Alberta’s oil sands region to terminals in the Edmonton and Heartland refining and market regions. Revenue is generated through committed contracts, whereby customers receive access to pipeline capacity and the transportation of crude oil in exchange for a committed monthly payment. This segment also includes other activities that support South Bow’s operations and business development efforts including financing activities.
South Bow's CODM is the CEO. The segments' financial performance is assessed based on normalized earnings before interest, income taxes, and depreciation and amortization ("normalized EBITDA"). The CODM reviews budget-to-actual variances on a monthly basis and uses this information when making decisions about allocating resources to segments. The accounting policies as outlined in Note 2, Basis of Presentation and Accounting Policies are applied consistently across reporting segments. The CODM monitors segment long-term assets as the measure of total assets.
The following table summarizes segment results for the year ended December 31, 2024:

Year Ended December 31, 2024	Keystone Pipeline System	Marketing	Intra-Alberta & Other	Total
U.S.$ millions
Capacity arrangements and transportation	1,638	—	24	1,662
Marketing activities	—	453	—	453
Other revenues	5	—	—	5
Segment revenues [1]	1,643	453	24	2,120

Income from equity investments	10	—	39	49
Plant operating costs and other	(624)	(73)	(41)	(738)
Commodity purchases resold	—	(376)	—	(376)
Other segment expenses [2]	(1)	8	29	36
Segment normalized EBITDA	1,028	12	51	1,091

Reconciliation to consolidated net income before income taxes
Interest expense [3]	(1)	(1)	(386)	(388)
Depreciation and amortization	(238)	—	(8)	(246)
Interest income and other	3	3	6	12
Normalizing items [4]	(14)	(8)	(29)	(51)
Income (loss) before income taxes	778	6	(366)	418

Plant, property and equipment	7,960	6	240	8,206
Equity investments	104	—	628	732
Other [5]	131	22	40	193
Segment long-term assets	8,195	28	908	9,131
Capital expenditures [6]	35	—	106	141
1.The CODM reviews segment normalized EBITDA with intersegment transactions between entities eliminated. During the year ended December 31, 2024, the Marketing segment transacted with the Keystone Pipeline System resulting in $152 million of intercompany revenue in Keystone Pipeline System with an offsetting expense in Marketing. These transactions are eliminated in segment normalized EBITDA reported to the CODM.
2.Other segment items for all segments include normalizing items which are not representative of the segments' core operations and adjusted out of segment normalized EBITDA. These include other expenses per the consolidated statements of income, impairment charges, unrealized gains (losses) on derivatives, adjustments relating to variable toll disputes, gains on asset sales, and separation costs associated with the Spinoff.
3.Interest expense is associated with the Company's long-term debt recorded in entities within the Intra-Alberta & Other segment. These amounts are not allocated to other segments.
4.Normalizing items are added back to normalized EBITDA to reconcile to consolidated income before income taxes.
5.Includes deferred tax assets.
6.Capital expenditures for additions to long-lived assets include non-cash accruals.
The following table summarizes segment results for the year ended December 31, 2023:

Year Ended December 31, 2023	Keystone Pipeline System	Marketing	Intra-Alberta & Other	Total
U.S.$ millions
Capacity arrangements and transportation	1,551	—	17	1,568
Marketing activities	—	432	—	432
Other revenues	5	—	—	5
Segment revenues [1]	1,556	432	17	2,005

Income from equity investments	10	—	40	50
Plant operating costs and other	(637)	(64)	(9)	(710)
Commodity purchases resold	—	(351)	—	(351)
Other segment items [2]	52	25	3	80
Segment normalized EBITDA	981	42	51	1,074

Reconciliation to consolidated net income before income taxes
Interest expense [3]	(7)	(2)	(211)	(220)
Depreciation and amortization	(239)	—	(5)	(244)
Interest income and other	4	4	24	32
Other normalizing items [4]	(52)	(25)	(3)	(80)
Income (loss) before income taxes	687	19	(144)	562

Plant, property and equipment	8,283	10	135	8,428
Equity investments	108	—	705	813
Other	112	29	36	177
Segment long-term assets	8,503	39	876	9,418
Capital expenditures [5]	40	1	6	47
1.The CODM reviews segment normalized EBITDA with intersegment transactions between entities eliminated. During the year ended December 31, 2023, the Marketing segment transacted with the Keystone Pipeline System resulting in $140 million of intercompany revenue in Keystone Pipeline System with an offsetting expense in Marketing. These transactions are eliminated in segment information reported to the CODM.
2.Other segment items for all segments include normalizing expenses which are not representative of the segments' core operations. These include asset impairment charges, settlements, unrealized gains (losses) on derivatives, adjustments relating to variable toll disputes, gains on asset sales, and separation costs associated with the Spinoff.
3.Interest expense is associated with the Company's long-term debt recorded in entities within the Intra-Alberta & Other segment. These amounts are not allocated to other segments.
4.Other normalizing items are added back to reconcile to consolidated income before income taxes.
5.Capital expenditures for additions to long-lived assets exclude non-cash accruals.
Entity-wide Information
South Bow operates within the U.S. and Canada and has assets within each country and offers services in each country. Revenues are generated in the country where the service is provided. The following tables summarize South Bow's revenues and plant, property and equipment by country:

	Year Ended December 31,
U.S.$ millions	2024	2023
U.S.	1,675	1,557
Canada - export	427	431
Canada - domestic	18	17
Total revenues by country	2,120	2,005

	As at December 31,
U.S.$ millions	2024	2023
U.S.	6,640	6,800
Canada	1,566	1,628
Plant, property and equipment by country	8,206	8,428